Derivative Instruments and Hedging Activities	12 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Note 17 — Derivative Instruments and Hedging Activities
We are exposed to certain market risks related to our ongoing business operations. Management uses derivative financial and commodity instruments, among other things, to manage these risks. The primary risks managed by derivative instruments are (1) commodity price risk; (2) interest rate risk; and (3) foreign currency exchange rate risk. Although we use derivative financial and commodity instruments to reduce market risk associated with forecasted transactions, we do not use derivative financial and commodity instruments for speculative or trading purposes. The use of derivative instruments is controlled by our risk management and credit policies, which govern, among other things, the derivative instruments we can use, counterparty credit limits and contract authorization limits. Although our commodity derivative instruments extend over a number of years, a significant portion of our commodity derivative instruments economically hedge commodity price risk during the next twelve months. For information on the accounting for our derivative instruments, see Note 2.
Commodity Price Risk
Regulated Utility Operations
Natural Gas
Gas Utility’s tariffs contain clauses that permit recovery of all of the prudently incurred costs of natural gas it sells to retail core-market customers, including the cost of financial instruments used to hedge purchased gas costs. As permitted and agreed to by the PAPUC pursuant to Gas Utility’s annual PGC filings, Gas Utility currently uses New York Mercantile Exchange (“NYMEX”) natural gas futures and option contracts to reduce commodity price volatility associated with a portion of the natural gas it purchases for its retail core-market customers. Gains and losses on Gas Utility’s natural gas futures contracts and natural gas option contracts are recorded in regulatory assets or liabilities on the Consolidated Balance Sheets because it is probable such gains or losses will be recoverable from, or refundable to, customers through the PGC recovery mechanism (see Note 8).
Electricity
Electric Utility’s DS tariffs permit the recovery of all prudently incurred costs of electricity it sells to DS customers, including the cost of financial instruments used to hedge electricity costs. Electric Utility enters into forward electricity purchase contracts to meet a substantial portion of its electricity supply needs. At September 30, 2018 and 2017, all Electric Utility forward electricity purchase contracts were subject to the NPNS exception.
Non-utility Operations
LPG
In order to manage market price risk associated with the Partnership’s fixed-price programs, the Partnership uses over-the-counter derivative commodity instruments, principally price swap contracts. In addition, AmeriGas Partners, certain other domestic businesses and our UGI International operations also use over-the-counter price swap contracts to reduce commodity price volatility associated with a portion of their forecasted LPG purchases. The Partnership from time to time enters into price swap agreements to reduce the effects of short-term commodity price volatility. Also, Midstream & Marketing, from time to time, uses NYMEX futures contracts to economically hedge the gross margin associated with the purchase and anticipated later near-term sale of propane.
Natural Gas
In order to manage market price risk relating to fixed-price sales contracts for natural gas, Midstream & Marketing enters into NYMEX and over-the-counter natural gas futures and forward contracts and Intercontinental Exchange (“ICE”) natural gas basis swap contracts. In addition, Midstream & Marketing uses NYMEX futures contracts to economically hedge the gross margin associated with the purchase and anticipated later near-term sale of natural gas. UGI International also uses natural gas futures and forward contracts to economically hedge market price risk associated with fixed-price sales contracts with its customers.
Electricity
In order to manage market price risk relating to fixed-price sales contracts for electricity, Midstream & Marketing enters into electricity futures and forward contracts. Midstream & Marketing also uses NYMEX and over-the-counter electricity futures contracts to economically hedge the price of a portion of its anticipated future sales of electricity from its electric generation facilities. From time to time, Midstream & Marketing purchases FTRs to economically hedge electricity transmission congestion costs associated with its fixed-price electricity sales contracts and from time to time also enters into New York Independent System Operator (“NYISO”) capacity swap contracts to economically hedge the locational basis differences for customers it serves on the NYISO electricity grid. UGI International also uses electricity futures and forward contracts to economically hedge market price risk associated with fixed-price sales and purchase contracts for electricity.
Interest Rate Risk
The UGI Utilities Term Loan has an interest rate that is indexed to short-term market interest rates. UGI Utilities has entered into a forward starting, amortizing, pay-fixed, receive-variable interest rate swap agreement commencing September 30, 2019, that generally fixes the underlying variable interest rate on borrowings at 3.00% through July 2022. We have designated this interest rate swap as a cash flow hedge.
Prior to their repayment on October 25, 2018 (see Note 5), UGI France SAS’s and Flaga’s long-term debt agreements had interest rates that were generally indexed to short-term market interest rates. UGI France and Flaga entered into pay-fixed, receive variable interest rate swap agreements to hedge the underlying euribor rates and LIBOR rates of interest on this variable rate debt. These interest rate swaps were settled concurrent with the repayment of the UGI France and Flaga long-term debt. In November 2018, UGI International, LLC entered into pay-fixed, receive-variable interest rate swaps through October 18, 2022, to fix the underlying euribor rate on 2018 UGI International Credit Facilities Agreement term loan borrowings at 0.34%.
The remainder of our domestic businesses’ long-term debt is typically issued at fixed rates of interest. As these long-term debt issues mature, we typically refinance such debt with new debt having interest rates reflecting then-current market conditions. In order to reduce market rate risk on the underlying benchmark rate of interest associated with near- to medium-term forecasted issuances of fixed-rate debt, from time to time we enter into interest rate protection agreements (“IRPAs”). We account for interest rate swaps and IRPAs as cash flow hedges.
At September 30, 2018 and 2017, we had no unsettled IRPAs. At September 30, 2018, the amount of net losses associated with interest rate hedges (excluding pay-fixed, receive-variable interest rate swaps) expected to be reclassified into earnings during the next twelve months is $3.5.
Foreign Currency Exchange Rate Risk
Forward Foreign Currency Exchange Contracts
In order to reduce exposure to foreign exchange rate volatility related to our foreign LPG operations, through September 30, 2016, we entered into forward foreign currency exchange contracts to hedge a portion of anticipated U.S. dollar-denominated LPG product purchases primarily during the heating-season months of October through March. We account for these foreign currency exchange contracts associated with anticipated purchases of U.S. dollar-denominated LPG as cash flow hedges. At September 30, 2018, the amount of net gains associated with these contracts expected to be reclassified into earnings during the next twelve months based upon current fair values is $1.1.
Beginning October 1, 2016, in order to reduce the volatility in net income associated with our foreign operations, principally as a result of changes in the U.S. dollar exchange rate to the euro and British pound sterling, we have entered into forward foreign currency exchange contracts. Because these contracts do not qualify for hedge accounting treatment, realized and unrealized gains and losses on these contracts are recorded in “Gain (loss) on foreign currency contracts, net” on the Consolidated Statements of Income.
From time to time we also enter into forward foreign currency exchange contracts to reduce the volatility of the U.S. dollar value of a portion of our UGI International euro-denominated net investments. We account for these foreign currency exchange contracts as net investment hedges. At September 30, 2018 and 2017, there were no unsettled net investment hedges outstanding. In October 2018, in connection with entering into the 2018 UGI International Credit Facilities Agreement and the UGI International Senior Notes, we designated the borrowings under these agreements as net investment hedges (see Note 5).
Cross-currency Swaps
Prior to its repayment on October 25, 2018 (see Note 5), Flaga entered into cross-currency swaps to hedge its exposure to the variability in expected future cash flows associated with the foreign currency and interest rate risk of its U.S. dollar denominated variable-rate term loan. These cross-currency hedges included initial and final exchanges of principal from a fixed euro denomination to a fixed U.S. dollar-denominated amount, to be exchanged at a specified rate, which was determined by the market spot rate on the date of issuance. These cross-currency swaps also included interest rate swaps of a floating U.S. dollar-denominated interest rate to a fixed euro-denominated interest rate. We designated these cross-currency swaps as cash flow hedges.
At September 30, 2018, the amount of net gains associated with such cross-currency swaps expected to be reclassified into earnings during the next twelve months is not material.
Quantitative Disclosures Related to Derivative Instruments

The following table summarizes by derivative type the gross notional amounts related to open derivative contracts at September 30, 2018 and 2017 and the final settlement date of the Company's open derivative transactions as of September 30, 2018, excluding those derivatives that qualified for the NPNS exception:

			Notional Amounts (in millions)
Type	Units	Settlements Extending Through	2018	2017
Commodity Price Risk:
Regulated Utility Operations
Gas Utility NYMEX natural gas futures and option contracts	Dekatherms	September 2019	23.2	14.8
FTRs contracts	Kilowatt hours	N/A	—	101.2
Non-utility Operations
LPG swaps	Gallons	September 2020	394.3	325.5
Natural gas futures, forward and pipeline contracts	Dekatherms	October 2022	159.7	75.9
Natural gas basis swap contracts	Dekatherms	March 2023	54.4	104.2
NYMEX natural gas storage	Dekatherms	May 2019	1.8	1.9
NYMEX propane storage	Gallons	April 2019	0.6	0.3
Electricity long forward and futures contracts	Kilowatt hours	May 2022	4,307.6	4,440.3
Electricity short forward and futures contracts	Kilowatt hours	March 2022	359.3	447.0
Interest Rate Risk:
Interest rate swaps	Euro	October 2020	€585.8	€645.8
Interest rate swaps	USD	July 2022	$114.1	$—
Foreign Currency Exchange Rate Risk:
Forward foreign currency exchange contracts	USD	September 2021	$512.2	$424.8
Cross-currency swaps	USD	April 2020	$49.9	$59.1

Derivative Instrument Credit Risk
We are exposed to risk of loss in the event of nonperformance by our derivative instrument counterparties. Our derivative instrument counterparties principally comprise large energy companies and major U.S. and international financial institutions. We maintain credit policies with regard to our counterparties that we believe reduce overall credit risk. These policies include evaluating and monitoring our counterparties’ financial condition, including their credit ratings, and entering into agreements with counterparties that govern credit limits or entering into netting agreements that allow for offsetting counterparty receivable and payable balances for certain financial transactions, as deemed appropriate. Certain of these agreements call for the posting of collateral by the counterparty or by the Company in the forms of letters of credit, parental guarantees or cash. Additionally, our commodity exchange-traded futures contracts generally require cash deposits in margin accounts. At September 30, 2018 and 2017, restricted cash in brokerage accounts totaled $9.6 and $10.3, respectively. Although we have concentrations of credit risk associated with derivative instruments, the maximum amount of loss we would incur if these counterparties failed to perform according to the terms of their contracts, based upon the gross fair values of the derivative instruments, was not material at September 30, 2018. Certain of the Partnership’s derivative contracts have credit-risk-related contingent features that may require the posting of additional collateral in the event of a downgrade of the Partnership’s debt rating. At September 30, 2018, if the credit-risk-related contingent features were triggered, the amount of collateral required to be posted would not be material.
Offsetting Derivative Assets and Liabilities
Derivative assets and liabilities are presented net by counterparty on the Consolidated Balance Sheets if the right of offset exists. We offset amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against amounts recognized for derivative instruments executed with the same counterparty. Our derivative instruments include both those that are executed on an exchange through brokers and centrally cleared and over-the-counter transactions. Exchange contracts utilize a financial intermediary, exchange, or clearinghouse to enter, execute, or clear the transactions. Over-the-counter contracts are bilateral contracts that are transacted directly with a third party. Certain over-the-counter and exchange contracts contain contractual rights of offset through master netting arrangements, derivative clearing agreements, and contract default provisions. In addition, the contracts are subject to conditional rights of offset through counterparty nonperformance, insolvency or other conditions.
In general, most of our over-the-counter transactions and all exchange contracts are subject to collateral requirements. Types of collateral generally include cash or letters of credit. Cash collateral paid by us to our over-the-counter derivative counterparties, if any, is reflected in the table below to offset derivative liabilities. Cash collateral received by us from our over-the-counter derivative counterparties, if any, is reflected in the table below to offset derivative assets. Certain other accounts receivable and accounts payable balances recognized on the Consolidated Balance Sheets with our derivative counterparties are not included in the table below but could reduce our net exposure to such counterparties because such balances are subject to master netting or similar arrangements.

Fair Value of Derivative Instruments
The following table presents the Company’s derivative assets and liabilities by type, as well as the effects of offsetting, as of September 30, 2018 and 2017:

	2018	2017
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency contracts	$1.5	$3.2
Cross-currency contracts	0.9	—
	2.4	3.2
Derivatives subject to PGC and DS mechanisms:
Commodity contracts	3.0	1.7
Derivatives not designated as hedging instruments:
Commodity contracts	208.0	102.4
Foreign currency contracts	19.1	9.0
	227.1	111.4
Total derivative assets – gross	232.5	116.3
Gross amounts offset in the balance sheet	(34.3)	(35.7)
Cash collateral received	(12.2)	(8.3)
Total derivative assets – net	$186.0	$72.3

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	$(0.4)	$(5.5)
Cross-currency contracts	—	(2.9)
Interest rate contracts	(1.0)	(2.3)
	(1.4)	(10.7)
Derivatives subject to PGC and DS mechanisms:
Commodity contracts	(0.1)	(1.5)
Derivatives not designated as hedging instruments:
Commodity contracts	(43.3)	(37.6)
Foreign currency contracts	(14.0)	(32.7)
	(57.3)	(70.3)
Total derivative liabilities – gross	(58.8)	(82.5)
Gross amounts offset in the balance sheet	34.3	35.7
Total derivative liabilities – net	$(24.5)	$(46.8)

Effects of Derivative Instruments
The following tables provide information on the effects of derivative instruments on the Consolidated Statements of Income and changes in AOCI for Fiscal 2018, Fiscal 2017 and Fiscal 2016:

	Gain (Loss) Recognized in AOCI			Gain (Loss) Reclassified from AOCI and Noncontrolling Interests into Income			Location of Gain (Loss) Reclassified from AOCI and Noncontrolling Interests into Income
	2018	2017	2016	2018	2017	2016
Cash Flow Hedges:
Foreign currency contracts	$0.4	$0.2	$3.6	$(3.0)	$17.8	$17.2	Cost of sales
Cross-currency contracts	1.2	0.5	0.1	1.1	(0.1)	0.4	Interest expense /other operating income, net
Interest rate contracts	0.2	1.5	(32.5)	(5.0)	(3.9)	(4.5)	Interest expense
Total	$1.8	$2.2	$(28.8)	$(6.9)	$13.8	$13.1

	Gain (Loss) Recognized in Income			Location of Gain (Loss) Recognized in Income
	2018	2017	2016
Derivatives Not Designated as Hedging Instruments:
Commodity contracts	$155.4	$166.0	$(65.0)	Cost of sales
Commodity contracts	(5.3)	(2.0)	(2.2)	Revenues
Commodity contracts	0.3	0.2	(0.1)	Operating and administrative expenses / other operating income, net
Foreign currency contracts	16.2	(23.8)	—	Gain (loss) on foreign currency contracts, net
Total	$166.6	$140.4	$(67.3)

For Fiscal 2018 and Fiscal 2017, the amounts of derivative gains or losses representing ineffectiveness, and the amounts of gains or losses recognized in income as a result of excluding derivatives from ineffectiveness testing, were not material. For Fiscal 2016 the amounts of derivative gains or losses representing ineffectiveness were losses of $5.5, which were recorded in “Other operating income, net,” on the Consolidated Statements of Income and are related to interest rate swap agreements at UGI France SAS prior to their amendments in March 2016.
We are also a party to a number of other contracts that have elements of a derivative instrument. These contracts include, among others, binding purchase orders, contracts that provide for the purchase and delivery, or sale, of energy products, and service contracts that require the counterparty to provide commodity storage, transportation or capacity service to meet our normal sales commitments. Although certain of these contracts have the requisite elements of a derivative instrument, these contracts qualify for NPNS exception accounting because they provide for the delivery of products or services in quantities that are expected to be used in the normal course of operating our business and the price in the contract is based on an underlying that is directly associated with the price of the product or service being purchased or sold.